Securitizations and Variable Interest Entities	12 Months Ended
Dec. 31, 2014
Securitizations And Variable Interest Entities Disclosure [Abstract]
Securitizations and variable interest entities
Securitizations and variable interest entities

BNY Mellon’s VIEs generally include certain retail, institutional and alternative investment funds offered to its retail and institutional customers in which it acts as the fund’s investment manager. BNY Mellon earns management fees on these funds as well as performance fees in certain funds. It may also provide start-up capital in its new funds. These VIEs are included in the scope of ASU 2010-10, which defers the application of ASU 2009-17 for certain investment funds, and are reviewed for consolidation based on the guidance in ASC 810, Consolidation.

BNY Mellon has other VIEs, including securitization trusts and CLOs, in which BNY Mellon serves as the investment manager. In addition, we provide trust and custody services for a fee to entities sponsored by other corporations in which we have no other interest. These VIEs are evaluated under the guidance included in ASU 2009-17. BNY Mellon has two securitizations and several CLOs, which were assessed and consolidated in accordance with ASU 2009-17.

The following tables present the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements, after applying intercompany eliminations, as of Dec. 31, 2014 and Dec. 31, 2013, based on the assessments performed in accordance with ASC 810 and ASU 2009-17. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2014
(in millions)	Investment Management funds		Securitizations	Total consolidated investments
Available-for-sale securities	$—		$414	$414
Trading assets	8,678		—	8,678
Other assets	604		—	604
Total assets	$9,282	(a)	$414	$9,696
Trading liabilities	$7,660		$—	$7,660
Other liabilities	9		363	372
Total liabilities	$7,669	(a)	$363	$8,032
Nonredeemable noncontrolling interests	$1,033	(a)	$—	$1,033

(a)	Includes voting interest entities with assets of $855 million, liabilities of $148 million and nonredeemable noncontrolling interests of $544 million.

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2013
(in millions)	Investment Management funds		Securitizations	Total consolidated investments
Available-for-sale securities	$—		$487	$487
Trading assets	10,397		—	10,397
Other assets	875		—	875
Total assets	$11,272	(a)	$487	$11,759
Trading liabilities	$10,085		$—	$10,085
Other liabilities	46		438	484
Total liabilities	$10,131	(a)	$438	$10,569
Nonredeemable noncontrolling interests	$783	(a)	$—	$783

(a)	Includes voting interest entities with assets of $920 million, liabilities of $208 million and nonredeemable noncontrolling interests of $576 million.

BNY Mellon is not contractually required to provide financial or any other support to any of our VIEs. Additionally, creditors of any consolidated VIEs do not have any recourse to the general credit of BNY Mellon.

Non-consolidated VIEs

As of Dec. 31, 2014 and Dec. 31, 2013, the following assets related to the VIEs where BNY Mellon is not the primary beneficiary are included in our consolidated financial statements.

Non-consolidated VIEs at Dec. 31, 2014
(in millions)	Assets	Liabilities	Maximum loss exposure
Other	$148	$—	$148

Non-consolidated VIEs at Dec. 31, 2013
(in millions)	Assets	Liabilities	Maximum loss exposure
Other	$134	$—	$134

The maximum loss exposure indicated in the above tables relates solely to BNY Mellon’s seed capital or residual interests invested in the VIEs.